Related Party Transactions - Angola LNG Carriers - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2007 Vessel	Dec. 31, 2011 Vessel
Related Party Transaction [Line Items]
Equity method investment ownership percentage	100.00%
Total equity purchase price	$ 100,200,000	$ 135,790,000	$ 170,067,000
Equity distribution to parent in form of excess of purchase price over book value of assets			15,938,000
Angola LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels	4				4
Capital lease arrangement period, lessor	20 years
Cost to construct carriers					906,200,000
Equity method investment ownership percentage	33.00%			33.00%
Total equity purchase price				19,100,000
Debt assumed by acquiring company				64,800,000
Equity distribution to parent in form of excess of purchase price over book value of assets				15,900,000
Angola LNG Carriers [Member] | Delivered [Member]
Related Party Transaction [Line Items]
Number of vessels				1		3
Angola LNG Carriers [Member] | Teekay Corporation [Member]
Related Party Transaction [Line Items]
Cost to construct carriers					$ 299,000,000
Equity method investment ownership percentage					33.00%